Statutory reserves and restricted net assets (Details) - Schedule of PRC subsidiaries - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Statutory Accounting Practices [Line Items]
Total restricted net assets	$ 34,969,697	$ 34,757,335
Additional paid-in capital [Member]
Statutory Accounting Practices [Line Items]
Total restricted net assets	23,919,850	23,707,488
Statutory reserves [Member]
Statutory Accounting Practices [Line Items]
Total restricted net assets	$ 11,049,847	$ 11,049,847